Variable interest entities (Maximum exposure to loss in VIEs) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Variable Interest Entities [Abstract]
Carrying value of debt and equity investments	$ 126,920	$ 123,279
Debt guarantees	8,848	68,901
Maximum exposure to loss	$ 135,768	$ 192,180